Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value on a Recurring Basis
Table 14.1 presents the balances of assets and liabilities recognized at fair value on a recurring basis.
Table 14.1: Fair Value on a Recurring Basis

	December 31, 2025				December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading assets (1):
Debt securities:
Securities of U.S. Treasury and federal agencies	$51,376	3,421	—	54,797	38,320	3,829	—	42,149
Collateralized loan obligations	—	859	77	936	—	847	80	927
Corporate debt securities	—	19,349	15	19,364	—	17,341	45	17,386
Federal agency mortgage-backed securities	—	69,836	—	69,836	—	52,908	—	52,908
Non-agency mortgage-backed securities	—	1,692	1	1,693	—	1,702	1	1,703
Other debt securities	—	7,236	—	7,236	—	6,132	—	6,132
Total trading debt securities	51,376	102,393	93	153,862	38,320	82,759	126	121,205
Equity securities (1)	32,322	5,948	4	38,274	13,656	5,344	4	19,004
Physical commodities inventory (1)	3,430	5,677	—	9,107	—	4,787	—	4,787
Trading loans (1)	—	4,813	69	4,882	—	3,569	18	3,587
Derivative assets (gross):
Interest rate contracts	58	21,985	300	22,343	178	28,070	567	28,815
Commodity contracts	38	3,096	113	3,247	—	2,602	39	2,641
Equity contracts	—	20,636	152	20,788	19	15,074	108	15,201
Foreign exchange contracts	—	38,069	2	38,071	—	51,913	43	51,956
Credit contracts	—	51	30	81	—	90	6	96
Total derivative assets (gross)	96	83,837	597	84,530	197	97,749	763	98,709
Total trading assets prior to derivative netting	$87,224	202,668	763	290,655	52,173	194,208	911	247,292
Derivative netting (2)				(62,720)				(78,697)
Total trading assets after derivative netting				$227,935				168,595
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$51,809	—	—	51,809	23,285	—	—	23,285
Securities of U.S. states and political subdivisions	—	10,383	14	10,397	—	12,018	17	12,035
Federal agency mortgage-backed securities	—	140,080	—	140,080	—	123,029	—	123,029
Non-agency mortgage-backed securities	—	2,124	2	2,126	—	1,804	2	1,806
Collateralized loan obligations	—	7,904	—	7,904	—	2,202	—	2,202
Other debt securities	—	1,040	217	1,257	—	424	197	621
Total available-for-sale debt securities	51,809	161,531	233	213,573	23,285	139,477	216	162,978
Loans held for sale (1)(3)	—	721	107	828	—	964	162	1,126
Mortgage servicing rights (residential) (3)	—	—	5,696	5,696	—	—	6,844	6,844
Equity securities (1)	1,941	—	67	2,008	3,009	—	43	3,052
Other assets	311	—	161	472	266	—	168	434
Total assets measured at fair value on a recurring basis	$141,285	364,920	7,027	513,232	78,733	334,649	8,344	421,726
Trading liabilities (1):
Securities sold, not yet purchased (1)	$(24,581)	(7,261)	(2)	(31,844)	(21,835)	(6,643)	—	(28,478)
Derivative liabilities gross:
Interest rate contracts	(65)	(22,268)	(442)	(22,775)	(121)	(26,844)	(4,170)	(31,135)
Commodity contracts	(79)	(4,265)	(61)	(4,405)	—	(1,558)	(75)	(1,633)
Equity contracts	—	(21,438)	(1,276)	(22,714)	(4)	(14,327)	(1,275)	(15,606)
Foreign exchange contracts	—	(36,975)	(2)	(36,977)	—	(50,886)	(39)	(50,925)
Credit contracts	—	(57)	(28)	(85)	—	(43)	(7)	(50)
Total derivative liabilities (gross)	(144)	(85,003)	(1,809)	(86,956)	(125)	(93,658)	(5,566)	(99,349)
Total trading liabilities prior to derivative netting	(24,725)	(92,264)	(1,811)	(118,800)	(21,960)	(100,301)	(5,566)	(127,827)
Derivative netting (2)				73,332				83,014
Total trading liabilities after derivative netting				$(45,468)				(44,813)
Other liabilities (1)	—	(311)	(46)	(357)	—	(266)	(52)	(318)
Interest-bearing deposits	—	—	—	—	—	(318)	—	(318)
Long-term debt	—	(7,082)	—	(7,082)	—	(3,495)	—	(3,495)
Total liabilities measured at fair value on a recurring basis	$(24,725)	(99,657)	(1,857)	(126,239)	(21,960)	(104,380)	(5,618)	(131,958)
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral, and portfolio level valuation adjustments. See Note 13 (Derivatives) for additional information.
(3)Loans held for sale and mortgage servicing rights are included in other assets on our consolidated balance sheet.

Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis
Table 14.2 presents the changes in Level 3 assets and liabilities recognized at fair value on a recurring basis.
Table 14.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2025
Trading assets (6):
Debt instruments (7)	$144	(31)	115	(99)	(42)	108	(33)	162	(20)	(8)
Net derivative assets and liabilities:
Interest rate contracts	(3,603)	1,057	—	—	489	(26)	1,941	(142)	351
Equity contracts	(1,167)	(372)	2	(2)	555	(350)	210	(1,124)	(71)
Other derivative contracts	(33)	182	6	(2)	(284)	16	169	54	94
Total derivative contracts	(4,803)	867	8	(4)	760	(360)	2,320	(1,212)	374	(9)
Available-for-sale debt securities	216	7	25	(1)	(14)	—	—	233	6	(8)
Mortgage servicing rights (residential) (10)	6,844	(487)	98	(759)	—	—	—	5,696	257	(11)
Other (6)	278	—	44	(43)	(16)	23	(64)	222	(3)	(12)
Year ended December 31, 2024
Trading assets (6):
Debt instruments (7)	$234	(7)	222	(217)	(60)	155	(183)	144	(13)	(8)
Net derivative assets and liabilities:
Interest rate contracts	(3,567)	(2,820)	—	—	2,802	(9)	(9)	(3,603)	(563)
Equity contracts	(1,474)	(578)	—	—	857	(204)	232	(1,167)	90
Other derivative contracts	43	263	11	(4)	(302)	(47)	3	(33)	(34)
Total derivative contracts	(4,998)	(3,135)	11	(4)	3,357	(260)	226	(4,803)	(507)	(9)
Available-for-sale debt securities	221	18	24	—	(18)	1	(30)	216	20	(8)
Mortgage servicing rights (residential) (10)	7,468	(406)	94	(312)	—	—	—	6,844	492	(11)
Other (6)	337	146	61	(103)	(49)	22	(136)	278	146	(12)
Year ended December 31, 2023
Trading assets (6):
Debt instruments (7)	$210	(11)	178	(167)	(31)	151	(96)	234	(21)	(8)
Net derivative assets and liabilities:
Interest rate contracts	(2,582)	(2,062)	3	(3)	2,548	(1,493)	22	(3,567)	93
Equity contracts	(1,224)	(801)	—	—	521	(108)	138	(1,474)	(314)
Other derivative contracts	9	(52)	14	(4)	81	(3)	(2)	43	42
Total derivative contracts	(3,797)	(2,915)	17	(7)	3,150	(1,604)	158	(4,998)	(179)	(9)
Available-for-sale debt securities	276	(8)	113	(31)	(19)	304	(414)	221	(32)	(8)
Mortgage servicing rights (residential) (10)	9,310	(1,101)	161	(902)	—	—	—	7,468	86	(11)
Other (6)	601	131	261	(373)	(100)	79	(262)	337	125	(12)
(1)All amounts represent net gains (losses) included in net income except for AFS debt securities and other assets and liabilities which also included net gains (losses) in other comprehensive income (OCI). Net gains (losses) included in OCI for AFS debt securities were $11 million, $21 million and $(27) million for the years ended December 31, 2025, 2024, and 2023, respectively. Net gains (losses) included in OCI for other assets and liabilities were $(7) million, $(14) million and $(12) million for the years ended December 31, 2025, 2024, and 2023, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2.
(5)All amounts represent net unrealized gains (losses) related to assets and liabilities held at period end included in net income except for AFS debt securities and other assets and liabilities which also included net unrealized gains (losses) related to assets and liabilities held at period end in OCI. Net unrealized gains (losses) included in OCI for AFS debt securities were $11 million, $22 million and $(28) million for the years ended December 31, 2025, 2024, and 2023. Net unrealized gains (losses) included in OCI for other assets and liabilities were $(7) million, $(14) million and $(12) million for the years ended December 31, 2025, 2024, and 2023, respectively.
(6)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(7)Includes trading debt securities and trading loans.
(8)Included in net gains from trading and securities on our consolidated statement of income.
(9)Included in mortgage banking income, net gains from trading and securities, and other noninterest income on our consolidated statement of income.
(10)For additional information on the changes in mortgage servicing rights, see Note 6 (Mortgage Banking Activities).
(11)Included in mortgage banking income on our consolidated statement of income.
(12)Included in mortgage banking income and other noninterest income on our consolidated statement of income.

Valuation Techniques – Recurring Basis
Table 14.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
Weighted averages of inputs are calculated using outstanding unpaid principal balances of loans serviced for residential MSRs and notional amounts for derivative instruments.
Table 14.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3	Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2025
Mortgage servicing rights (residential)	$5,696	Discounted cash flow	Cost to service per loan (1)	$61	-	446		96
			Discount rate	8.8	-	12.5%		9.1
			Prepayment rate (2)	5.7	-	23.0		8.0
Net derivative assets and (liabilities):
Interest rate contracts	(139)	Discounted cash flow	Discount rate	2.5	-	3.5		3.4
	(3)	Discounted cash flow	Default rate	0.4	-	12.0		2.4
			Loss severity	50.0	-	50.0		50.0
Equity contracts	(579)	Discounted cash flow	Conversion factor	(0.3)	-	0.0		(0.2)
			Weighted average life	1.0	-	4.0	yrs	1.7
	(545)	Option model	Correlation factor	(20.0)	-	98.5%		77.1
			Volatility factor	8.0	-	105.0		42.7
December 31, 2024
Mortgage servicing rights (residential)	$6,844	Discounted cash flow	Cost to service per loan (1)	$60	-	451		103
			Discount rate	9.2	-	15.5%		10.1
			Prepayment rate (2)	6.8	-	19.4		8.1
Net derivative assets and (liabilities):
Interest rate contracts	(3,588)	Discounted cash flow	Discount rate	4.1	-	4.2		4.1
	(15)	Discounted cash flow	Default rate	0.4	-	1.1		0.5
			Loss severity	50.0	-	50.0		50.0
Equity contracts	(758)	Discounted cash flow	Conversion factor	(1.4)	-	0.0		(0.7)
			Weighted average life	1.0	-	4.0	yrs	2.0
	(409)	Option model	Correlation factor	(70.0)	-	98.9%		65.3
			Volatility factor	6.5	-	138.0		41.1
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans, the range is $61 - $112 at December 31, 2025, and $60 - $162 at December 31, 2024.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

Fair Value on a Nonrecurring Basis
Table 14.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2025 and 2024, and for which a nonrecurring fair value adjustment was recognized during the years then ended.
Table 14.4: Fair Value on a Nonrecurring Basis

	December 31, 2025			December 31, 2024
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$1,846	240	2,086	841	287	1,128
Loans:
Commercial	1,161	—	1,161	1,376	—	1,376
Consumer	96	—	96	91	—	91
Total loans	1,257	—	1,257	1,467	—	1,467
Equity securities	1,001	1,791	2,792	1,451	2,570	4,021
Other assets (2)	89	9	98	172	9	181
Total assets at fair value on a nonrecurring basis	$4,193	2,040	6,233	3,931	2,866	6,797
(1)Consists of commercial mortgages and residential mortgage – first lien loans.
(2)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Gains (Losses) on Assets with Nonrecurring Fair Value Adjustments
Table 14.5 presents the gains (losses) on all assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 14.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustments

	Year ended December 31,
(in millions)	2025	2024	2023
Loans held for sale	$5	7	(9)
Loans:
Commercial	(671)	(1,139)	(716)
Consumer	(388)	(516)	(706)
Total loans	(1,059)	(1,655)	(1,422)
Equity securities (1)	(86)	57	(718)
Other assets (2)(3)	(47)	(150)	(168)
Total	$(1,187)	(1,741)	(2,317)
(1)Includes impairment of equity securities and observable price changes related to equity securities accounted for under the measurement alternative.
(2)Includes impairment of operating lease ROU assets, valuation losses on foreclosed real estate, and other collateral owned, and impairment of venture capital investments in consolidated portfolio companies.
(3)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Valuation Techniques – Nonrecurring Basis
Table 14.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis. Weighted averages of inputs for equity securities are calculated using carrying value prior to the nonrecurring fair value measurement.
Table 14.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)	Range of Inputs Positive (Negative)			Weighted Average
December 31, 2025
Equity securities	$393	Market comparable pricing	Comparability adjustment	(100.0)	-	(4.9)%	(49.1)
	1,398	Market comparable pricing	Multiples	1.1x	-	44.1x	12.3x
December 31, 2024
Equity securities	1,309	Market comparable pricing	Comparability adjustment	(100.0)	-	2.3%	(36.1)
	1,261	Market comparable pricing	Multiples	0.9x	-	8.9x	2.9x
(1)Refer to the narrative following Table 14.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of these assets.

Fair Value Option
Table 14.7 reflects differences between the fair value carrying amount of the assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.
Table 14.7: Fair Value Option

	December 31, 2025			December 31, 2024
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Trading assets (1)(2)	$4,882	5,180	(298)	3,587	3,682	(95)
Other assets (1)(2)	828	846	(18)	1,126	1,182	(56)
Interest-bearing deposits	—	—	—	(318)	(317)	(1)
Other liabilities	(311)	—	(311)	(266)	—	(266)
Long-term debt (3)	(7,082)	(7,647)	565	(3,495)	(4,118)	623
(1)Nonaccrual loans and loans 90 days or more past due and still accruing included in trading assets and other assets for which we have elected the fair value option were insignificant at December 31, 2025 and 2024.
(2)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(3)Includes zero coupon notes for which the aggregate unpaid principal amount reflects the contractual principal due at maturity.

Gains (Losses) on Changes in Fair Value Included in Earnings
Table 14.8 reflects amounts included in earnings related to initial measurement and subsequent changes in fair value, by income statement line item, for assets and liabilities for which the fair value option was elected. Amounts recognized in net interest income are excluded from the table below.
Table 14.8: Gains (Losses) on Changes in Fair Value Included in Earnings

	2025			2024			2023
(in millions)	Mortgage banking noninterest income	Net gains from trading and securities (1)	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income
Trading assets (1)	$—	12	—	—	35	—	—	46	(26)
Other assets (1)	88	—	—	106	—	—	230	—	—
Interest-bearing deposits	—	—	—	—	(2)	—	—	(22)	—
Other liabilities	—	—	(45)	—	—	(47)	—	—	(38)
Long-term debt	—	15	—	—	86	—	—	(81)	—
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).

Fair Value Estimates for Financial Instruments
Table 14.9 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.

Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in Table 14.9. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $639 million and $546 million at December 31, 2025 and 2024, respectively.

The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 14.9: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2025
Financial assets
Cash and due from banks (1)	$39,182	39,182	—	—	39,182
Interest-earning deposits with banks (1)	135,028	134,695	333	—	135,028
Federal funds sold and securities borrowed or purchased under resale agreements (1)	193,929	—	193,929	—	193,929
Held-to-maturity debt securities	208,023	2,051	170,490	3,256	175,797
Loans held for sale (2)	2,618	—	2,418	263	2,681
Loans, net (2)	957,037	—	820	931,108	931,928
Equity securities (cost method)	4,323	—	—	4,415	4,415
Total financial assets	$1,540,140	175,928	367,990	939,042	1,482,960
Financial liabilities
Deposits (3)	$166,686	—	75,728	90,379	166,107
Federal funds purchased and securities loaned or sold under repurchase agreements (1)(4)	232,687	—	232,687	—	232,687
Short-term borrowings (4)	18,323	—	18,331	—	18,331
Long-term debt (5)	167,618	—	172,563	1,390	173,953
Total financial liabilities	$585,314	—	499,309	91,769	591,078
December 31, 2024
Financial assets
Cash and due from banks (1)	$37,080	37,080	—	—	37,080
Interest-earning deposits with banks (1)	166,281	165,903	378	—	166,281
Federal funds sold and securities borrowed or purchased under resale agreements (1)	105,330	—	105,330	—	105,330
Held-to-maturity debt securities	234,948	2,015	188,756	3,008	193,779
Loans held for sale	1,547	—	1,216	384	1,600
Loans, net (2)	882,361	—	3,211	845,016	848,227
Equity securities (cost method)	3,782	—	—	3,868	3,868
Total financial assets	$1,431,329	204,998	298,891	852,276	1,356,165
Financial liabilities
Deposits (3)	$139,547	—	63,497	75,692	139,189
Federal funds purchased and securities loaned or sold under repurchase agreements (1)(4)	95,235	—	95,235	—	95,235
Short-term borrowings (4)	2,704	—	2,710	—	2,710
Long-term debt (5)	169,567	—	171,747	2,334	174,081
Total financial liabilities	$407,053	—	333,189	78,026	411,215
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing in loans and loans held for sale, net of allowance for credit losses, of $16.4 billion and $16.2 billion at December 31, 2025 and 2024, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.3 trillion and 1.2 trillion at December 31, 2025 and 2024, respectively.
(4)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(5)Excludes obligations under finance leases of $12 million and $16 million at December 31, 2025 and 2024, respectively.